Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes

A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of 26.5% (2017 – 26.5%).

	December 31, 2018	December 31, 2017
Net Loss before income taxes	$(22,639,272)	$(33,586,984)
Income taxes at statutory rates	$(5,999,407)	$(8,900,551)
Tax effect of expenses not deductible for income tax purposes:
Tax/FX rate changes and other adjustments	—	(27,053)
Permanent differences	(4,374,564)	3,975,072
Unrecognized share issue costs	(354,072)	(554,252)

Total tax recovery	(10,728,043)	(5,506,784)
Tax recovery not recognized	10,728,043	5,506,784

	$—	$—

Schedule of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities result primarily form differences in recognition of certain timing differences that give rise to the Company’s future tax assets (liabilities) and are as follows:

	December 31, 2018	December 31, 2017
Non-Capital Losses	$47,679,897	$37,012,271
Qualifying Research and Development expenditures	1,493,309	1,493,309
Share issue costs and other	1,622,533	1,562,116

Total tax assets	50,795,739	40,067,696
Tax assets not recognized	(50,795,739)	(40,067,696)

Net deferred tax assets	$—	$—

Schedule of Non-Capital Losses

The Company has non-capital losses of approximately $179,924,139 available to reduce future income taxes. The non-capital losses expire approximately as follows:

2027	$786,557
2028	169,954
2029	186,708
2030	2,003,594
2031	12,735,836
2032	7,260,729
2033	8,856,497
2034	15,819,741
2035	43,934,918
2036	28,310,254
2037	19,604,159
2038	40,255,192

$179,924,139